Blackstone / GSO Strategic Credit Fund	Portfolio of Investments
March 31, 2019 (Unaudited)

	Principal
	Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 137.82%
Aerospace & Defense - 2.63%
DAE Aviation Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 07/07/2022	$4,622,625	$4,634,205
Propulsion Acquisition LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 07/13/2021(b)	6,219,207	6,157,015
Vectra Co., First Lien Initial Term Loan:
1M US L + 3.25%, 03/08/2025	2,370,149	2,262,011
1M US L + 7.25%, 03/08/2026	1,666,667	1,625,000
WP CPP Holdings LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 04/30/2025	3,731,250	3,709,795
		18,388,026

Air Transport - 0.80%
Air Medical Group Holdings, Inc., First Lien 2018 New Term Loan, 1M US L + 4.25%, 03/14/2025	5,925,000	5,584,312

Automotive - 1.60%
Bright Bidco BV, First Lien 2018 Refinancing B Term Loan, 1M US L + 3.50%, 06/28/2024	134,516	104,923
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan, 3M US L + 2.75%, 08/18/2021	1,193,893	1,166,040
Panther BF Aggregator 2 L P, First Lien B Term Loan, 3M US L + 3.50%, 03/18/2026(c)	4,800,000	4,751,952
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	5,350,371	5,216,611
		11,239,526

Beverage & Tobacco - 0.19%
Winebow Holdings, Inc., Second Lien Term Loan, 1M US L + 7.50%, 01/02/2022(b)	2,387,283	1,313,006

Brokers, Dealers & Investment Houses - 0.90%
Deerfield Dakota Holding LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/13/2025	2,393,955	2,351,570
Edelman Financial Center LLC, Second Lien Initial Term Loan, 3M US L + 6.75%, 06/26/2026	1,846,154	1,860,000
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/12/2025(c)	2,097,000	2,079,962
		6,291,532

Building & Development - 8.58%
American Bath Group LLC, Second Lien Term Loan:
3M US L + 4.25%, 09/30/2023(b)	9,942,432	9,867,864
3M US L + 9.75%, 09/30/2024(b)	600,000	600,000
CPG International LLC, First Lien New Term Loan, 3M US L + 3.75%, 05/05/2024(b)	791,919	785,980
Dayton Superior Corp., First Lien Borrowing Term Loan, 3M US L + 8.00%, 6.00% PIK, 11/15/2021	3,788,013	3,191,401
Fastener Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 03/28/2025(b)	3,403,125	3,335,062
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	9,409,333	8,693,518
Hillman Group, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 05/30/2025	8,939,962	8,548,839
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	6,512,727	6,410,966
LBM Borrower LLC, Second Lien Initial Term Loan:
2M US L + 3.75%, 08/19/2022	4,678,868	4,506,920
2M US L + 9.25%, 08/20/2023	1,713,476	1,679,206
Ply Gem Midco, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 04/12/2025	3,742,341	3,597,325
SIWF Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 06/15/2025	2,382,000	2,358,180
SRS Distribution, Inc., First Lien Initial Term Loan, 2M US L + 3.25%, 05/23/2025	6,838,364	6,544,895
		60,120,156

Business Equipment & Services - 22.47%
Access CIG LLC, First Lien B Term Loan:
1M US L + 3.75%, 02/27/2025	2,429,045	2,404,754
3M US L + 7.75%, 02/27/2026	326,087	323,914
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 07/23/2021	3,107,405	2,652,465
1M US L + 3.25%, 07/25/2021	2,554,500	2,171,964
1M US L + 6.50%, 07/25/2022	11,245,389	8,307,531
Allied Universal Holdco LLC, First Lien Initial Term Loan:
1M US L + 4.25%, 07/28/2022	3,820,213	3,739,033
1M US L + 3.75%, 07/28/2022	4,656,000	4,513,992

	Principal
	Amount	Value
Business Equipment & Services (continued)
AqGen Ascensus, Inc., First Lien Replacement Term Loan:
1M US L + 3.50%, 12/03/2022	$7,237,929	$7,228,882
L + 4.00%, 12/12/2022(b)(c)	891,892	890,777
BMC Acquisition, Inc., First Lien Initial Term Loan, 6M US L + 5.25%, 12/27/2024(b)	2,808,203	2,737,998
Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.25%, 11/01/2024	5,920,814	5,843,103
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 02/09/2026	1,093,671	1,099,549
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan:
1M US L + 3.00%, 02/03/2025	1,000,866	971,465
3M US L + 6.75%, 02/01/2026(b)	1,422,414	1,390,410
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 5.00%, 02/06/2026	4,108,108	4,069,595
Epicor Software Corp., First Lien B Term Loan, 1M US L + 3.25%, 06/01/2022	4,196,384	4,154,735
Financial & Risk US Holdings, Inc., First Lien Initial Dollar Term Loan, 1M US L + 3.75%, 10/01/2025	3,491,250	3,395,869
GI Revelation Acquisition LLC, First Lien Initial Term Loan:
1M US L + 5.00%, 04/16/2025(b)	5,152,017	5,055,417
1M US L + 9.00%, 04/10/2026	6,000,000	5,767,500
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 1M US L + 3.50%, 05/23/2025	663,902	660,997
Inmar, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 05/01/2024	1,260,059	1,207,552
1M US L + 8.00%, 05/01/2025	3,786,982	3,758,580
KUEHG Corp., Second Lien Tranche B Term Loan:
3M US L + 3.75%, 02/21/2025	4,666,656	4,621,926
3M US L + 8.25%, 08/15/2025	6,161,780	6,161,780
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 2M US L + 5.875%, 12/09/2022	5,969,811	5,201,198
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	5,130,000	5,158,856
Millennium Trust Company LLC, First Lien Term Loan, 3M US L + 5.00%, 01/01/2030(c)	4,615,385	4,560,600
Mitchell International, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 11/29/2024	6,111,768	5,891,195
1M US L + 7.25%, 12/01/2025	2,303,030	2,248,333
National Intergovernmental Purchasing Alliance Co., First Lien Initial Term Loan:
3M US L + 3.75%, 05/19/2025	5,557,290	5,532,977
3M US L + 7.50%, 05/22/2026(b)	4,200,000	4,095,000
PricewaterhouseCoopers Public Sector LLP, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/01/2026(b)	1,200,000	1,185,000
PT Intermediate Holdings III LLC, First Lien B Term Loan:
3M US L + 4.00%, 12/09/2024	4,773,205	4,701,607
3M US L + 8.00%, 12/08/2025(b)	4,200,000	4,158,000
RevSpring, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 10/11/2025(b)	3,591,000	3,555,090
Sedgwick Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 12/31/2025	3,971,613	3,896,728
Staples, Inc., First Lien Closing Date Term Loan, 3M US L + 4.00%, 09/12/2024	2,162,259	2,148,734
SurveyMonkey, Inc., First Lien Term Loan, 1W US L + 3.75%, 10/10/2025(b)	6,788,845	6,670,041
ThoughtWorks, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 10/11/2024	3,026,534	3,024,643
TRC Cos., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 06/21/2024	3,795,490	3,759,907
Trugreen LP, First Lien Initial Refinancing Term Loan, 1M US L + 3.75%, 03/19/2026(c)	597,872	599,740
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025(c)	7,998,469	7,945,999
		157,463,436

Chemical & Plastics - 2.71%
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 06/27/2025(b)	7,146,000	7,110,270
Spectrum Holdings III Corp., First Lien Closing Date Term Loan:
1M US L + 3.25%, 01/31/2025	890,778	846,239
1M US L + 7.00%, 01/26/2026	1,833,333	1,766,875
Starfruit Finco B.V., First Lien Initial Dollar Term Loan, 1M US L + 3.25%, 10/01/2025	5,037,313	4,977,520
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan:
3M US L + 4.00%, 10/28/2024	2,402,775	2,360,739
2M US L + 8.25%, 10/27/2025	1,995,334	1,947,116
		19,008,759

Conglomerates - 1.37%
American Residential Services LLC, First Lien Term Loan, 1M US L + 4.00%, 06/30/2021	2,521,053	2,491,115
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 2M US L + 3.75%, 07/11/2025	3,131,803	3,102,458
Output Services Group, Inc., First Lien B Term Loan, 1M US L + 4.25%, 03/21/2024(b)	1,530,784	1,419,803

	Principal
	Amount	Value
Conglomerates (continued)
Sabre GLBL Inc, First Lien 2018 Other Term B Loan, First Lien 2018 Other B Term Loan, 1M US L + 2.00%, 02/22/2024(c)	$498,737	$495,855
Spring Education Group, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 07/30/2025(c)	2,131,614	2,114,731
		9,623,962

Containers & Glass Products - 3.51%
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	3,553,571	3,452,668
Goodpack, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024	1,691,209	1,564,368
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	2,970,000	2,888,340
Loparex International BV, First Lien B Term Loan, 3M US L + 4.25%, 03/28/2025	5,955,000	5,969,887
Pregis Holding I Corp., First Lien Term Loan, 3M US L + 3.50%, 05/20/2021(b)	2,428,990	2,398,628
ProAmpac PG Borrower LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 11/20/2023	1,717,784	1,662,489
1M US L + 8.50%, 11/18/2024	1,464,115	1,437,270
Ranpak Corp., Second Lien Initial Term Loan, 1M US L + 7.25%, 10/03/2022(b)	76,814	76,526
Strategic Materials Holding Corp., Second Lien Initial Term Loan, 3M US L + 7.75%, 12/27/2025(b)	4,666,667	3,803,333
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 10/17/2024	1,414,622	1,366,879
		24,620,388

Diversified Insurance - 0.80%
Acrisure LLC, First Lien 2018-1 Additional Term Loan, 3M US L + 3.75%, 11/22/2023	1,672,753	1,651,844
BroadStreet Partners, Inc., First Lien Tranche B-2 Term Loan, 1M US L + 3.25%, 11/08/2023	75,704	75,278
CP VI Bella Midco LLC, First Lien Initial Term Loan:
1M US L + 3.00%, 02/14/2025	1,272,949	1,226,805
1M US L + 6.75%, 02/16/2026	1,178,571	1,159,420
Genworth Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 02/28/2023	1,035,652	1,037,599
York Risk Services Holding Corp., First Lien Term Loan, 1M US L + 3.75%, 10/01/2021	483,755	455,334
		5,606,280

Drugs - 1.61%
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	1,473,214	1,458,482
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	4,729,962	4,197,841
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	5,630,891	5,609,775
		11,266,098

Ecological Services & Equipment - 0.48%
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	2,534,059	2,246,861
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026	1,115,044	1,110,166
		3,357,027

Electronics/Electrical - 26.05%
Boxer Parent Co., Inc., First Lien Initial Dollar Term Loan, 3M US L + 4.25%, 10/02/2025	8,977,500	8,809,576
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 04/18/2025	2,387,970	2,363,099
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 05/21/2025(b)	3,721,875	3,670,699
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026(b)	6,000,000	5,758,140
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/25/2025(b)	1,045,752	1,035,294
Curvature, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023	11,570,036	9,062,231
Dell International LLC, First Lien Refinancing B Term Loan, 1M US L + 2.00%, 09/07/2023	500,000	494,960
DigiCert, Inc., Second Lien Initial Term Loan, 1M US L + 8.00%, 10/31/2025	4,000,000	3,922,500
DiscoverOrg LLC, First Lien Initial Term Loan, 3M US L + 4.50%, 02/02/2026	5,000,000	4,943,750
Dynatrace LLC, Second Lien Term Loan, 1M US L + 7.00%, 08/21/2026	1,522,251	1,520,827
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024(c)	2,102,147	2,091,636
ETA Australia Holdings III Pty, Ltd., First Lien Term Loan, 3M US L + 4.00%, 03/08/2026(c)	2,666,667	2,670,000
Flexera Software LLC, Second Lien Initial Term Loan, 1M US L + 7.25%, 02/26/2026	1,774,194	1,763,105
Gigamon, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/27/2024(b)	10,178,269	10,051,041
Help/Systems Holdings, Inc., First Lien Term Loan:
1M US L + 3.75%, 03/28/2025(b)	2,149,114	2,124,937
1M US L + 7.75%, 03/23/2026	2,068,966	2,063,793
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	1,675,906	1,676,953
Idera, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024	2,830,564	2,832,927

	Principal
	Amount	Value
Electronics/Electrical (continued)
Imperva, Inc., First Lien Term Loan:
1M US L + 4.00%, 01/12/2026	$3,272,727	$3,251,765
1M US L + 7.75%, 01/11/2027	2,823,529	2,781,177
Ivanti Software, Inc., First Lien Term Loan:
1M US L + 4.25%, 01/20/2024	5,941,531	5,908,139
1M US L + 9.00%, 01/20/2025	6,000,000	5,823,750
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	7,303,574	7,308,175
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.75%, 09/13/2024	2,825,788	2,792,034
MLN US HoldCo LLC, First Lien B Term Loan, 3M US L + 4.50%, 11/30/2025	4,109,419	4,046,750
Navex Topco, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 09/04/2025	670,787	657,163
1M US L + 7.00%, 09/04/2026	3,000,000	2,952,495
P2 Upstream Acquisition Co., First Lien Term Loan, 3M US L + 4.00%, 10/30/2020	4,041,678	4,001,261
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025	3,054,344	3,040,340
Ping Identity Corp., First Lien Term Loan, 1M US L + 3.75%, 01/23/2025	1,852,667	1,853,825
Project Alpha Intermediate Holding, Inc., First Lien Term Loan:
3M US L + 3.50%, 04/26/2024	2,091,318	2,044,264
3M US L + 4.25%, 04/26/2024(c)	3,636,364	3,640,909
Project Angel Parent LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025(b)	3,564,179	3,510,716
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan:
1M US L + 4.00%, 07/07/2023	2,736,198	2,707,140
1M US L + 4.25%, 07/07/2023	1,037,400	1,027,674
Project Silverback Holdings Corp., First Lien New Term Loan, 1M US L + 3.50%, 08/21/2024	1,997,746	1,804,624
Quest Software US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 05/16/2025	9,427,000	9,323,916
3M US L + 8.25%, 05/17/2026	8,885,470	8,785,508
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	5,167,727	5,161,293
SciQuest, Inc., First Lien Term Loan, 1M US L + 4.00%, 12/20/2024(b)	6,853,846	6,751,039
SCS Holdings I, Inc., First Lien New Tranche B Term Loan, 1M US L + 4.25%, 10/30/2022	3,901,630	3,919,519
SonicWall US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 3.50%, 05/16/2025	4,054,355	3,961,429
3M US L + 7.50%, 05/17/2026	4,800,000	4,600,512
Triton Solar US Acquisition Co., First Lien Initial Term Loan, 1M US L + 6.00%, 10/31/2024	695,698	647,869
Veritas US, Inc., First Lien New Dollar B Term Loan, 3M US L + 4.50%, 01/27/2023	4,323,529	4,016,148
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.50%, 08/16/2024	1,681,690	1,678,016
Web.com Group, Inc., First Lien B Term Loan:
3M US L + 3.75%, 10/10/2025	5,452,055	5,387,339
3M US L + 7.75%, 10/09/2026(b)	2,338,284	2,309,055
		182,549,312

Equipment Leasing - 1.08%
Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan, 1M US L + 6.00%, 06/15/2023(b)	7,500,000	7,579,687

Financial Intermediaries - 2.79%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024	6,774,408	5,504,207
ION Trading Technologies S.A.R.L., First Lien 2018 Initial Dollar Term Loan, 3M US L + 4.00%, 11/21/2024	5,468,947	5,326,344
NorthStar Financial Services Group LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 05/25/2025	4,590,387	4,527,269
1M US L + 7.50%, 05/25/2026(b)	1,182,937	1,171,107
Resolute Investment Managers, Inc., Second Lien Tranche C Term Loan, 3M US L + 7.50%, 04/30/2023(b)	3,000,000	3,007,500
		19,536,427

Food Products - 2.58%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	5,436,015	5,055,521
CSM Bakery Solutions, Ltd., First Lien Term Loan, 3M US L + 4.00%, 07/03/2020	4,645,107	4,455,424
TKC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 02/01/2023	4,697,413	4,621,080
1M US L + 8.00%, 02/01/2024	4,052,012	3,964,023
		18,096,048

Food Service - 4.30%
CEC Entertainment, Inc., First Lien B Term Loan, 1M US L + 3.25%, 02/12/2021	7,281,278	7,073,761

	Principal
	Amount	Value
Food Service (continued)
Flynn Restaurant Group LP, First Lien Initial Term Loan, 1M US L + 3.50%, 06/27/2025	$7,634,748	$7,415,288
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.25%, 04/07/2025	2,329,918	2,319,725
K-Mac Holdings Corp., Second Lien Initial Term Loan, 1M US L + 6.75%, 03/09/2026	1,744,186	1,732,404
NPC International, Inc., Second Lien Initial Term Loan, 1M US L + 7.50%, 04/18/2025	3,424,278	2,974,841
Quidditch Acquisition, Inc., First Lien B Term Loan, 1M US L + 7.00%, 03/14/2025(b)	2,972,750	3,002,478
Red Lobster Management LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021	2,604,262	2,584,730
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.00%, 01/30/2026	3,034,483	3,029,172
		30,132,399

Food/Drug Retailers - 0.88%
EG Group, Ltd., First Lien Facility B Term Loan:
3M US L + 4.00%, 02/07/2025	5,609,074	5,491,283
3M US L + 4.00%, 02/07/2025	687,500	673,063
		6,164,346

Health Insurance - 1.27%
Achilles Acquisition LLC, First Lien Closing Date Term Loan, 1M US L + 4.00%, 10/13/2025	2,304,000	2,292,480
FHC Health Systems, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 12/23/2021	7,401,122	6,167,577
MPH Acquisition Holdings LLC, First Lien Initial Term Loan, 3M US L + 2.75%, 06/07/2023	482,206	467,856
		8,927,913

Healthcare - 22.15%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.75%, 04/01/2022	6,831,094	6,665,986
Auris Luxembourg III S.a r.l., First Lien Facility B2 Term Loan, 3M US L + 3.75%, 02/27/2026	2,076,923	2,079,519
BioClinica Holding I LP, First Lien Initial Term Loan:
3M US L + 4.25%, 10/20/2023	2,451,768	2,209,656
3M US L + 8.25%, 10/21/2024	3,157,898	2,865,792
Carestream Health, Inc., First Lien Extended Term Loan:
1M US L + 5.75%, 02/28/2021	499,964	489,965
1M US L + 9.50%, 06/07/2021(b)	10,447,039	10,290,333
Certara Holdco, Inc., First Lien Replacement Term Loan, 3M US L + 3.50%, 08/15/2024(b)	932,063	925,072
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 10/04/2024(b)	2,223,534	2,201,299
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 1M US L + 4.25%, 12/01/2021	2,918,000	2,533,189
Dentalcorp Health Services ULC, First Lien Initial Term Loan:
3M US L + 2.18%, 06/06/2025(d)	463,514	453,085
1M US L + 3.75%, 06/06/2025	2,516,197	2,459,583
Envision Healthcare Corp., First Lien Initial Term Loan, 3M US L + 3.75%, 10/10/2025	6,255,290	5,866,962
Equian Buyer Corp., First Lien 2018 Incremental Term Loan, 1M US L + 3.25%, 05/20/2024	3,354,880	3,300,363
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/02/2026(b)	1,824,000	1,829,700
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	3,049,138	2,828,075
Heartland Dental LLC, First Lien Initial Term Loan:
1M US L + 3.75%, 04/30/2025(d)	94,179	91,633
1M US L + 3.75%, 04/30/2025	4,915,712	4,782,840
Immucor, Inc., First Lien B-3 Term Loan, 1M US L + 5.00%, 06/15/2021	340,096	340,028
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	6,302,457	6,081,871
LifeScan Global Corp., First Lien Initial Term Loan, 3M US L + 6.00%, 10/01/2024	8,842,500	8,521,959
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 08/02/2025	2,744,274	2,737,414
Midwest Physician Administrative Services LLC, Second Lien Initial Term Loan, 1M US L + 7.00%, 08/15/2025	2,560,000	2,496,000
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 11/01/2024	6,639,762	6,548,465
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 1M US L + 3.75%, 04/19/2023(b)	9,237,993	9,191,803
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 04/19/2023	689,480	691,204
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	6,362,004	6,123,429
NVA Holdings, Inc., First Lien B-3 Term Loan, 1M US L + 2.75%, 02/02/2025(c)	598,496	579,982
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	4,966,836	4,895,462
PAREXEL International Corp., First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	2,992,405	2,890,349
Pearl Intermediate Parent LLC, First Lien Initial Term Loan:
3M US L + 1.48%, 02/14/2025(d)	356,648	339,261
1M US L + 2.75%, 02/14/2025	1,583,228	1,506,046
PetVet Care Centers LLC, First Lien 2018 Term Loan, 1M US L + 3.25%, 02/14/2025(b)(c)	1,795,489	1,746,113
Phoenix Guarantor, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/05/2026	7,882,166	7,773,786

	Principal
	Amount	Value
Healthcare (continued)
Press Ganey Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.50%, 10/21/2024	$1,123,601	$1,125,943
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024	2,601,170	2,571,907
Prospect Medical Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 5.50%, 02/22/2024	4,661,736	4,261,596
Regionalcare Hospital Partners Holdings, Inc., First Lien B Term Loan, 1M US L + 4.50%, 11/16/2025	4,893,331	4,849,756
Surgery Center Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 09/02/2024	381,885	375,760
Team Health Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 02/06/2024	994,924	887,970
U.S. Renal Care, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	7,083,514	7,081,318
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	3,731,250	3,712,594
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	8,932,500	7,882,931
YI LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 11/06/2024(b)	4,035,932	4,010,707
Zest Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.50%, 03/06/2026(b)	4,357,143	4,084,821
		155,181,527

Home Furnishings - 0.52%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan:
1M US L + 3.25%, 12/13/2023	182,613	175,765
1M US L + 3.25%, 12/13/2023	676,313	648,415
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024	359,726	353,544
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/08/2024	4,786,804	2,447,253
		3,624,977

Industrial Equipment - 3.91%
AI Alpine AT BidCo GmbH, First Lien Facility B Term Loan, 3M US L + 3.25%, 10/31/2025(b)	810,219	799,079
Apex Tool Group LLC, First Lien Second Amendment Term Loan, 1M US L + 3.75%, 02/01/2022	5,217,170	5,084,576
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/19/2024	4,404,250	4,266,617
Helix Acquisition Holdings, Inc., First Lien 2018 New Term Loan, 3M US L + 3.50%, 09/30/2024	3,799,269	3,723,284
LTI Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 09/06/2025	1,973,554	1,903,650
1M US L + 6.75%, 09/06/2026	1,276,596	1,216,762
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 02/14/2025	3,694,390	3,477,345
Titan Acquisition, Ltd., First Lien Initial Term Loan, 1M US L + 3.00%, 03/28/2025	7,455,861	6,954,454
		27,425,767

Insurance - 1.64%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	5,638,636	5,638,636
Cypress Intermediate Holdings III, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	2,790,698	2,787,209
HIG Finance 2, Ltd., First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024(c)	646,154	644,471
Outcomes Group Holdings, Inc., Second Lien Term Loan:
1M US L + 3.50%, 10/24/2025	1,305,818	1,281,334
1M US L + 7.50%, 10/26/2026	1,153,846	1,148,077
		11,499,727

Leisure Goods/Activities/Movies - 1.43%
Bulldog Purchaser, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 09/05/2025	1,458,929	1,441,611
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	1,582,015	1,587,283
Travelport Finance S.à r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 03/18/2026(c)	7,200,000	7,011,000
		10,039,894

Lodging & Casinos - 0.66%
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 2M US L + 4.00%, 03/29/2024(b)	4,752,000	4,603,500

Nonferrous Metals/Minerals - 1.46%
Aleris International, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 02/27/2023	4,791,379	4,799,764
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 03/21/2025	2,987,755	2,987,756
Murray Energy Corp., First Lien Superpriority B-2 Term Loan, 1M US L + 7.25%, 10/17/2022	2,910,904	2,414,231
		10,201,751

	Principal
	Amount	Value
Oil & Gas - 4.26%
Ascent Resources – Marcellus LLC, First Lien Initial Term Loan, 1M US L + 6.50%, 03/30/2023	$1,234,568	$1,237,654
Equitrans Midstream Corp., First Lien Holdco B Facility Term Loan, 1M US L + 4.50%, 01/31/2024	2,021,959	2,031,220
Keane Group Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/25/2025	3,573,000	3,450,928
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	1,727,113	1,639,246
Oryx Southern Delaware Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	7,337,647	7,114,473
Petroleum GEO-Services ASA, First Lien Extended Term Loan, 3M US L + 2.50%, 03/19/2021	3,391,292	3,268,375
Sheridan Investment Partners I LLC, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	3,051,525	2,578,538
Sheridan Production Partners I LLC, First Lien Deferred Principal Term Loan:
3M US L + 0.00%, 10/01/2019(b)	15,933	13,072
3M US L + 0.00%, 10/01/2019(b)	120,242	98,646
3M US L + 0.00%, 10/01/2019(b)	9,732	7,984
Sheridan Production Partners I-A LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	404,352	341,677
Sheridan Production Partners I-M LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	246,981	208,699
Traverse Midstream Partners LLC, First Lien Advance Term Loan, 3M US L + 4.00%, 09/27/2024	4,868,320	4,872,897
UTEX Industries, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 05/20/2022	3,181,818	2,964,405
		29,827,814

Property & Casualty Insurance - 1.60%
Applied Systems, Inc., Second Lien Initial Term Loan, 3M US L + 7.00%, 09/19/2025	303,030	306,535
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.00%, 08/04/2025	9,089,314	9,236,061
Confie Seguros Holding II Co., First Lien B Term Loan, 1M US L + 5.25%, 04/19/2022	1,687,293	1,678,156
		11,220,752

Publishing - 1.91%
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	4,466,418	4,474,815
Recorded Books, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 08/29/2025	2,618,421	2,621,694
Southern Graphics, Inc., Second Lien Initial Term Loan:
1M US L + 3.25%, 12/31/2022	3,452,075	2,960,154
1M US L + 7.50%, 12/31/2023(b)	4,500,000	3,352,500
		13,409,163

Radio & Television - 0.14%
Gray Television, Inc., First Lien B-2 Term Loan, 1M US L + 2.25%, 02/07/2024	500,000	494,563
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan, 3M US L + 2.75%, 05/19/2025	498,691	474,586
		969,149

Retailers (except food & drug) - 1.78%
Academy, Ltd., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2022	1,985,063	1,441,652
Apro LLC, First Lien Initial Term Loan, 2M US L + 4.00%, 08/08/2024	2,359,322	2,356,385
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	2,746,719	2,411,963
FBB Holdings III, Inc., First Lien Initial Term Loan:
3M US L + 9.00%, 02/07/2024	558,341	539,673
6M US L + 4.25%, 01/31/2025	187,463	131,224
Neiman Marcus Group, Ltd. LLC, First Lien Other Term Loan, 1M US L + 3.25%, 10/25/2020	2,276,828	2,123,381
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 01/26/2023	1,561,342	1,193,646
Pier 1 Imports US, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 04/30/2021	1,984,375	1,071,563
Spencer Gifts LLC, First Lien B-1 Term Loan, 1M US L + 4.25%, 07/16/2021(b)	1,207,706	1,198,648
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 0.00%, 11/16/2017(b)(e)	2,169,639	4,339
		12,472,474

Steel - 1.44%
Can Am Construction, Inc., First Lien Closing Date Term Loan, 1M US L + 5.50%, 07/01/2024(b)	6,209,594	6,100,926
Graftech International, Ltd., First Lien Initial Term Loan, 1M US L + 3.50%, 02/12/2025	2,812,121	2,808,606

	Principal
	Amount	Value
Steel (continued)
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025	$1,202,143	$1,196,138
		10,105,670

Surface Transport - 0.33%
SMB Shipping Logistics LLC, First Lien Term Loan, 1M US L + 4.00%, 02/05/2024	2,322,739	2,301,440

Telecommunications - 5.12%
Alorica, Inc., First Lien New B Term Loan, 1M US L + 3.75%, 06/30/2022	2,697,303	2,602,897
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	7,369,671	7,350,474
Cologix Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	5,421,805	5,248,307
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.25%, 05/01/2025	902,256	825,564
Ensono LP, First Lien Term Loan, 3M US L + 5.25%, 06/27/2025	3,377,574	3,357,866
Masergy Holdings, Inc., Second Lien Initial Term Loan:
3M US L + 3.25%, 12/15/2023	1,824,595	1,788,103
3M US L + 7.50%, 12/16/2024	1,766,917	1,735,996
Peak 10 Holding Corp., First Lien Initial Term Loan:
3M US L + 3.50%, 08/01/2024	3,590,909	3,300,279
3M US L + 7.25%, 08/01/2025	3,857,143	3,413,571
Securus Technologies Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.50%, 11/01/2024(c)	1,854,545	1,827,886
1M US L + 4.50%, 11/01/2024	458,988	456,790
Vertiv Group Corp., First Lien B Term Loan, 1M US L + 4.00%, 11/30/2023	4,201,217	3,961,391
		35,869,124

Utilities - 2.87%
Brookfield WEC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 07/31/2025	5,505,937	5,503,267
1M US L + 6.75%, 08/03/2026	747,664	751,215
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 12/19/2022	5,742,624	5,756,981
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	1,576,985	1,567,129
Moxie Liberty LLC, First Lien Construction B-1 Advance Term Loan, 3M US L + 6.50%, 08/21/2020	6,726,257	6,087,263
Moxie Patriot LLC, First Lien Construction B-1 Advances Term Loan, 3M US L + 5.75%, 12/19/2020	429,094	410,456
		20,076,311

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $996,323,393)		965,697,680

CORPORATE BONDS - 19.10%
Automotive - 0.36%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc. 7.875%, 10/01/2022(f)	2,700,000	2,558,250

Building & Development - 3.48%
Great Lakes Dredge & Dock Corp. 8.000%, 05/15/2022	4,874,000	5,123,792
Hillman Group, Inc. 6.375%, 07/15/2022(f)	1,300,000	1,166,750
Northwest Hardwoods, Inc. 7.500%, 08/01/2021(f)	3,211,000	2,006,875
NWH Escrow Corp. 7.500%, 08/01/2021(f)	4,918,000	3,036,865
PriSo Acquisition Corp. 9.000%, 05/15/2023(f)	13,060,000	13,043,675
		24,377,957

Chemical & Plastics - 0.48%
Pinnacle Operating Corp. 9.000%, 11/15/2020(f)	2,000,000	1,730,000
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/01/2026(f)	1,621,000	1,641,263
		3,371,263

Containers & Glass Products - 1.00%
ARD Securities Finance SARL 8.750%, 01/31/2023(f)(g)	1,418,875	1,351,478
Flex Acquisition Co., Inc. 6.875%, 01/15/2025(f)	1,192,000	1,144,320

	Principal
	Amount	Value
Containers & Glass Products (continued)
Trident Merger Sub, Inc. 6.625%, 11/01/2025(f)	$4,800,000	$4,512,000
		7,007,798

Diversified Insurance - 2.31%
HUB International, Ltd. 7.000%, 05/01/2026(f)	1,281,000	1,271,392
NFP Corp. 6.875%, 07/15/2025(f)	5,084,000	4,880,640
York Risk Services Holding Corp. 8.500%, 10/01/2022(f)	12,200,000	10,004,000
		16,156,032

Drugs - 0.88%
Avantor, Inc. 9.000%, 10/01/2025(f)	5,667,000	6,155,779

Ecological Services & Equipment - 0.42%
GFL Environmental, Inc. 5.375%, 03/01/2023(f)	2,884,000	2,739,800
Hulk Finance Corp. 7.000%, 06/01/2026(f)	186,000	176,700
		2,916,500

Electronics/Electrical - 1.96%
Banff Merger Sub, Inc. 9.750%, 09/01/2026(f)	2,816,000	2,738,560
Global A&T Electronics, Ltd. 8.500%, 01/12/2023	5,455,007	5,080,729
Riverbed Technology, Inc. 8.875%, 03/01/2023(f)	7,723,000	5,908,095
		13,727,384

Equipment Leasing - 0.16%
Fly Leasing, Ltd. 6.375%, 10/15/2021	1,100,000	1,116,500

Food Service - 0.18%
CEC Entertainment, Inc. 8.000%, 02/15/2022	1,369,000	1,273,170

Healthcare - 2.86%
Envision Healthcare Corp. 8.750%, 10/15/2026(f)	6,250,000	5,585,937
Surgery Center Holdings, Inc. 8.875%, 04/15/2021(f)	5,500,000	5,762,900
Team Health Holdings, Inc. 6.375%, 02/01/2025(f)	3,500,000	2,856,875
Tenet Healthcare Corp. 7.000%, 08/01/2025	5,714,000	5,806,853
		20,012,565

Industrial Equipment - 0.15%
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC 7.750%, 04/15/2026(f)	1,250,000	1,081,250

Leisure Goods/Activities/Movies - 0.82%
Mood Media Borrower LLC / Mood Media Co.-Issuer, Inc. 6M US L + 6.00%, 8.00% PIK, 07/01/2024(a)	6,573,214	5,767,996

Oil & Gas - 1.24%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.750%, 04/15/2023	6,600,000	5,857,500
CSI Compressco LP / CSI Compressco Finance, Inc. 7.250%, 08/15/2022	800,000	704,000
Talos Production LLC / Talos Production Finance, Inc. 11.000%, 04/03/2022	2,000,000	2,112,500
		8,674,000

Property & Casualty Insurance - 1.45%
AssuredPartners, Inc. 7.000%, 08/15/2025(f)	4,545,000	4,226,850
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/2024(f)	5,450,000	5,934,614
		10,161,464

Publishing - 0.50%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/2024(f)	4,320,000	3,515,400

Telecommunications - 0.85%
Digicel, Ltd. 6.000%, 04/15/2021(f)	2,250,000	1,890,472
Frontier Communications Corp.:
10.500%, 09/15/2022	750,000	575,625
7.125%, 01/15/2023	4,000,000	2,450,000

	Principal
	Amount	Value
Telecommunications (continued)
Vertiv Group Corp. 9.250%, 10/15/2024(f)	$1,022,000	$1,022,000
		5,938,097

TOTAL CORPORATE BONDS
(Cost $144,812,820)		133,811,405

	Shares
COMMON STOCK - 2.18%
Building & Development - 0.00%
Baan Rock Garden PCL(b)	164,832	–

Business Equipment & Services - 0.13%
Expanse Energy(b)(h)	169,664	933,152

Leisure goods/activities/movies - 0.44%
Mood Media Corp.(b)(h)	3,709,356	3,041,672

Oil & Gas - 1.61%
Ascent Resources - Equity(h)	886,921	2,549,898
Ridgeback Resources Inc.(b)(h)	1,201,345	6,553,526
SandRidge Energy, Inc.(h)	135,154	1,083,935
Templar Energy LLC(b)(h)	197,643	86,469
Titan Energy LLC(h)	29,318	2,344
Total Safety Holdings, LLC(h)	2,951	1,003,340
		11,279,512

TOTAL COMMON STOCK
(Cost $42,341,551)		15,254,336

PREFERRED STOCK - 0.04%
Oil & Gas - 0.04%
Templar Energy LLC(b)(h)	131,013	311,155

TOTAL PREFERRED STOCK
(Cost $1,310,126)		311,155

WARRANTS - 0.00%(i)
Oil & Gas - 0.00%
Ascent Resources Marcellus LLC expires 3/30/2023 at $6.15(b)	229,630	6,889

TOTAL WARRANTS
(Cost $25,062)		6,889

Total Investments - 159.14%
(Cost $1,184,812,952)		1,115,081,465

Other Assets in Excess of Liabilities - 0.05%		391,216

Mandatory Redeemable Preferred Shares - (6.46)%
(liquidation preference plus distributions payable on term preferred shares)		(45,267,840)

Leverage Facility - (52.73)%		(369,500,000)

Net Assets - 100.00%		$700,704,841

Amounts above are shown as a percentage of net assets as of March 31, 2019.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
PIK - Payment In Kind

Libor Rates:
1W US L - 1 Week LIBOR as of March 31, 2019 was 2.42%
1M US L - 1 Month LIBOR as of March 31, 2019 was 2.49%
2M US L - 2 Month LIBOR as of March 31, 2019 was 2.56%
3M US L - 3 Month LIBOR as of March 31, 2019 was 2.60%
6M US L - 6 Month LIBOR as of March 31, 2019 was 2.66%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	All or a portion of this position has not settled as of March 31, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	A portion of this position was not funded as of March 31, 2019. The Portfolio of Investments records only the funded portion of each position. As of March 31, 2019, the Fund has unfunded delayed draw loans in the amount of $1,441,298. Fair value of these unfunded delayed draw loans was $1,401,640.
(e)	Security is in default as of period end and is therefore non-income producing.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $97,942,741, which represented approximately 13.98% of net assets as of March 31, 2019. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(g)	Option to convert to pay-in-kind security.
(h)	Non-income producing security.
(i)	Amount represents less than 0.005% of net assets.

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s managed assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGB is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGB’s investments under the fair value hierarchy levels as of March 31, 2019:

Blackstone / GSO Strategic Credit Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$12,231,011	$6,157,015	$18,388,026
Automotive	–	6,022,915	5,216,611	11,239,526
Beverage & Tobacco	–	–	1,313,006	1,313,006
Building & Development	–	45,531,250	14,588,906	60,120,156
Business Equipment & Services	–	127,725,703	29,737,733	157,463,436
Chemical & Plastics	–	11,898,489	7,110,270	19,008,759
Conglomerates	–	8,204,159	1,419,803	9,623,962
Containers & Glass Products	–	18,341,901	6,278,487	24,620,388
Electronics/Electrical	–	147,338,391	35,210,921	182,549,312
Equipment Leasing	–	–	7,579,687	7,579,687
Financial Intermediaries	–	15,357,820	4,178,607	19,536,427
Food Service	–	27,129,921	3,002,478	30,132,399
Healthcare	–	120,901,679	34,279,848	155,181,527
Industrial Equipment	–	26,626,688	799,079	27,425,767
Insurance	–	5,861,091	5,638,636	11,499,727
Lodging & Casinos	–	–	4,603,500	4,603,500
Oil & Gas	–	29,708,112	119,702	29,827,814
Publishing	–	10,056,663	3,352,500	13,409,163
Retailers (except food & drug)	–	11,269,487	1,202,987	12,472,474
Steel	–	4,004,744	6,100,926	10,105,670
Other	–	159,596,954	–	159,596,954
Corporate Bonds	–	133,811,405	–	133,811,405
Common Stock
Business Equipment & Services	–	–	933,152	933,152
Leisure goods/activities/movies	–	–	3,041,672	3,041,672
Oil & Gas	1,086,279	3,553,238	6,639,995	11,279,512
Preferred Stocks
Oil & Gas	–	–	311,155	311,155
Warrants
Oil & Gas	–	–	6,889	6,889
Total	$1,086,279	$925,171,621	$188,823,565	$1,115,081,465

*	Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Common Stock	Preferred Stock	Warrants	Total
Balance as of December 31, 2018	$229,511,149	$13,989,703	$393,038	$6,889	$243,900,779
Accrued discount/ premium	92,368	-	-	-	92,368
Realized Gain/(Loss)	6,711	-	-	-	6,711
Change in Unrealized Appreciation/(Depreciation)	(23,931)	(824,986)	(81,883)	-	(930,800)
Purchases	12,783,392	-	-	-	12,783,392
Sales Proceeds	(3,540,460)	-	-	-	(3,540,460)
Transfer into Level 3	25,420,705	-	-	-	25,420,705
Transfer out of Level 3	(86,359,232)	(2,549,898)	-	-	(88,909,130)
Balance as of March 31, 2019	$177,890,702	$10,614,819	$311,155	$6,889	$188,823,565

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2019	$(357,407)	$(847,374)	$(81,883)	$-	$(1,286,664)

Information about Level 3 fair value measurements as of March 31, 2019:

Blackstone / GSO Strategic Credit Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted/Average)
Floating Rate Loan Interests	$177,890,702	Third-party vendor pricing service	Broker quote	N/A

Common Stock	$1,019,621	Third-party vendor pricing service	Broker quote	N/A
	$3,041,672	Performance Multiple Methodology	EBITDA Multiple(a)	7.25	x
	$6,553,526	Performance Multiple Methodology	EBITDA Multiple(a)	4.78	x
			Proved & Probable PV-10(a)	0.58	x
			Daily Production(a)	41.8
			Proved & Probable Reserves(a)	9.3
Preferred Stock	$311,155	Third-party vendor pricing service	Broker quotes	N/A

Warrants	$6,889	Third-party vendor pricing service	Broker quotes	N/A

(a)	As of March 31, 2019, a change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Proved & Probable PV-10	Increase	Decrease
Daily Production	Increase	Decrease
Proved & Probable Reserves	Increase	Decrease

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGB's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2019, 98.6% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower of the Loan (the "Borrower") that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At March 31, 2019, BGB had invested $116,485,937 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through participation.

NOTE 4. LEVERAGE

The Fund has entered into a separate Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a two-year revolving line of credit ("Leverage Facility") dated December 21, 2012, as amended at December 20, 2013, December 19, 2014, December 18, 2015, July 26, 2016, December 16, 2016, December 20, 2017 as amended and restated on June 20, 2018, as amended on December 4, 2018 and as further amended and restated on January 11, 2019 to borrow up to a limit of $415 million, with $145 million for tranche A loans (“Tranche A Loans”) and $270 million for tranche B loans (“Tranche B Loans”). Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.85% above LIBOR for Tranche A Loans, 1.15% above LIBOR for one (1) month interest period Tranche B Loans and 1.00% above LIBOR for three (3), six (6) and nine (9) months interest periods Tranche B Loans, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable for each of Tranche A and Tranche B is 0.15% on the undrawn amounts when drawn amounts exceed 75% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2019, BGB had borrowings outstanding under its Leverage Facility of $369,500,000, at an interest rate of 3.51%. Face value approximates fair value at March 31, 2019, this fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2019, the average borrowings under BGB's Leverage Facility and the average interest rate were $367,088,889 and 3.49%, respectively.

On July 27, 2016, BGB issued 45,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $45,000,000, rated “AA” by Fitch Ratings. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGB makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of March 31, 2019, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of March 31, 2019, BGB's leverage represented 37.17% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 33.13% of Managed Assets and the MRPS representing 4.04% of Managed Assets).